Long-term Debt - Secured Loans Issued (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	$ 8,537	$ 13,192
Refundable Tax Credit In 2022
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	0	8,719
Refundable Tax Credit In 2023
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	$ 8,537	$ 4,473